BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company's Balance Sheet Component Balances

The following table presents balance sheet component balances (in thousands):

	September 30, 2014	December 31, 2013
Subscriber contract costs
Subscriber contract costs	$593,454	$310,666
Accumulated amortization	(62,474)	(22,350)

Subscriber contract costs, net	$530,980	$288,316

Long-term investments and other assets
Notes receivable from related parties, net of allowance (See Notes 4 and 18)	$296	$21,323
Security deposit receivable	6,131	6,261
Other	3,447	92

Total long-term investments and other assets, net	$9,874	$27,676

Accrued payroll and commissions
Accrued payroll	$16,866	$15,475
Accrued commissions	86,669	30,532

Total accrued payroll and commissions	$103,535	$46,007

Accrued expenses and other current liabilities
Accrued interest payable	$46,781	$10,982
Loss contingencies	7,639	9,263
Other	12,898	12,873

Total accrued expenses and other current liabilities	$67,318	$33,118

The following table presents balance sheet component balances as of December 31, 2013 and December 31, 2012 (in thousands):

	December 31,
	2013	2012
Subscriber contract costs
Subscriber contract costs	$310,666	$12,934
Accumulated amortization	(22,350)	(181)

Subscriber contract costs, net	$288,316	$12,753

Long-term investments and other assets
Notes receivable, net of allowance (See Notes 7 and 15)	$21,323	$15,341
Security deposit receivable	6,261	6,236
Other	92	128

Total long-term investments and other assets, net	$27,676	$21,705

Accrued payroll and commissions
Accrued payroll and commissions	$15,475	$7,396
Accrued commissions	30,532	13,050

Total accrued payroll and commissions	$46,007	$20,446